Compensation of key management	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Compensation of key management	Compensation of key management
Key management includes the Company’s directors, members of the Executive Committee and members of Senior Management. Compensation to key management consisted of:

	2025	2024
	$	$

Salaries and short-term employee benefits	5,926	6,357
Share-based payments	11,816	13,793
	17,742	20,150